Long-term debt, current and non-current, textual (Details) - USD ($)		2 Months Ended	3 Months Ended			4 Months Ended		7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 19, 2015	Mar. 10, 2015	Mar. 30, 2016	Mar. 30, 2015	Mar. 20, 2015	May 10, 2016	Apr. 30, 2015	Jul. 24, 2015	Oct. 06, 2015	Nov. 19, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2016
Debt Instrument [Line Items]
Repayments of Long-term Debt											$ 42,489,000	$ 321,240,000	$ 48,589,000
Compensating Balance, Amount											$ 23,000,000	21,500,000
Trading Symbol											DSX
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date											May 20, 2015
Debt Instrument, Face Amount											$ 63,250,000
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Maturity Date											May 15, 2020
Debt Instrument, Interest Rate, Stated Percentage											8.50%
Debt Instrument, Face Amount Per Note											$ 25
Proceeds from Issuance of Unsecured Debt												$ 61,180,000
Debt Instrument, Redemption Period, Start Date											May 15, 2017
Debt Instrument, Redemption Price, Percentage											100.00%
Trading Symbol											DSXN
Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Vessels Collateral For Debt											45
Debt Instrument, Frequency of Periodic Payments											quarterly or semi-annual installments plus one balloon installment
Debt Instrument, Maturity Date Range, Start											Jan. 31, 2019
Debt Instrument, Maturity Date Range End											Mar. 31, 2032
Debt Instrument, Description of Variable Rate Basis											LIBOR plus a margin ranging from 1% to 3%
Long-term Debt, Weighted Average Interest Rate											2.79%	2.47%
Debt Instrument Collateral Amount											$ 1,376,525,000
Compensating Balance, Amount											$ 23,000,000	$ 21,500,000
Officers And Directors [Member] | Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt												$ 12,750,000
Minimum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											1.00%
Maximum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											3.00%
Revolving Credit Facility May 2006 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date											Feb. 18, 2005
Line of Credit Facility, Expiration Date											Jul. 24, 2015
Line of Credit Facility, Interest Rate Description											LIBOR plus a margin ranging from 0.75% to 0.85%
Repayments of Long-term Debt								$ 195,000,000
Long-term Debt, Weighted Average Interest Rate												0.90%
Revolving Credit Facility May 2006 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											0.75%
Revolving Credit Facility May 2006 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											0.85%
Nordea Bank [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date											Mar. 17, 2015
Number Of Subsidiaries, Entered Into Loan Agreement											8
Debt Instrument, Face Amount											$ 110,000,000
Proceeds From Issuance Of Secured Debt	$ 93,080,000
Repayments of Long-term Debt	$ 38,345,000
Debt Instrument, Number of installments											24
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 1,862,000
Debt Instrument, Baloon Payment											$ 48,402,000
Debt Instrument, Maturity Date											Mar. 19, 2021
Debt Instrument, Description of Variable Rate Basis											LIBOR plus a margin
Loan Margin Percentage											2.10%
Deutsche Bank [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt		$ 28,600,000			$ 15,750,000
ABN AMRO Bank NV [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date											Mar. 26, 2015
Number Of Subsidiaries, Entered Into Loan Agreement											3
Debt Instrument, Face Amount											$ 53,000,000
Proceeds From Issuance Of Secured Debt				$ 50,160,000
Debt Instrument, Number of installments											24
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 994,000
Debt Instrument, Baloon Payment											$ 26,310,000
Debt Instrument, Maturity Date											Mar. 30, 2021
Debt Instrument, Description of Variable Rate Basis											LIBOR plus a margin
Loan Margin Percentage											2.00%
Danish Ship FInance [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date											Apr. 29, 2015
Number Of Subsidiaries, Entered Into Loan Agreement											1
Debt Instrument, Face Amount											$ 30,000,000
Proceeds From Issuance Of Secured Debt							$ 30,000,000
Debt Instrument, Number of installments											28
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 500,000
Debt Instrument, Baloon Payment											$ 16,000,000
Debt Instrument, Maturity Date											Apr. 30, 2022
Debt Instrument, Description of Variable Rate Basis											LIBOR plus a margin
Loan Margin Percentage											2.15%
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date											Jul. 22, 2015
Debt Instrument, Face Amount											$ 165,000,000
Proceeds From Issuance Of Secured Debt								$ 165,000,000
Debt Instrument, Number of installments											20
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Baloon Payment											$ 69,000,000
Debt Instrument, Maturity Date											Jul. 24, 2020
Debt Instrument, Description of Variable Rate Basis											LIBOR plus a margin
Debt Instrument, Debt Default, Amount											$ 25,650,000			$ 39,600,000
Long-term portion of bank debt reclassified as current											$ 19,731,000
Debt Instrument, Debt Default, Description of Violation or Event of Default											On November 30, 2016, the Company received a letter from BNP Paribas advising that the Company was not in compliance with the loan to value covenant contained in the $165.0 million loan agreement, creating a shortfall of $39,600. Similarly, as at December 31, 2016, the Company was not in compliance with the same minimum security cover requirement. The shortfall was estimated by the Company to be $25,650 and an amount of $19,731, representing the amount which would have to be paid to the bank, was reclassified from non-current debt to the “Current portion of long-term debt, net of deferred financing costs, current” in the 2016 accompanying consolidated balance sheet.
BNP Paribas [Member] | First Eight Installments [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments											8
Debt Instrument, Periodic Payment, Principal											$ 2,500,000
Loan Margin Percentage											2.35%
BNP Paribas [Member] | From 9th To 12th Installment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments											4
Debt Instrument, Periodic Payment, Principal											$ 5,000,000
Loan Margin Percentage											2.30%
BNP Paribas [Member] | From 13th to 20th Installment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments											8
Debt Instrument, Periodic Payment, Principal											$ 7,000,000
Loan Margin Percentage											2.25%
ING Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date											Sep. 30, 2015
Number Of Subsidiaries, Entered Into Loan Agreement											2
Debt Instrument, Face Amount											$ 39,683,000
Debt Instrument, Description of Variable Rate Basis											LIBOR plus a margin
Loan Margin Percentage											1.65%
ING Bank N.V. [Member] | Ujae Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 27,950,000
Proceeds From Issuance Of Secured Debt										$ 27,950,000
Debt Instrument, Number of installments											28
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 466,000
Debt Instrument, Baloon Payment											$ 14,907,000
Debt Instrument, Maturity Date											Nov. 19, 2022
ING Bank N.V. [Member] | Rairok Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 11,733,000
Proceeds From Issuance Of Secured Debt									$ 11,733,000
Debt Instrument, Number of installments											28
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 293,000
Debt Instrument, Baloon Payment											$ 3,520,000
Debt Instrument, Maturity Date											Oct. 06, 2022
Export-Import Bank of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date											Jan. 07, 2016
Number Of Subsidiaries, Entered Into Loan Agreement											3
Debt Instrument, Face Amount											$ 75,735,000
Debt Instrument, Maturity Date											Mar. 12, 2032
Debt Instrument, Description of Variable Rate Basis											LIBOR plus a margin
Loan Margin Percentage											2.30%
Export-Import Bank of China [Member] | Aster Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments											60
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 487,000
Export-Import Bank of China [Member] | Aerik Shipping Company Inc. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments											60
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 487,000
Export-Import Bank of China [Member] | Houk Shipping Company Inc. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments											60
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 288,000
ABN AMRO Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date											Mar. 29, 2016
Number Of Subsidiaries, Entered Into Loan Agreement											2
Debt Instrument, Face Amount											$ 25,755,000
Proceeds From Issuance Of Secured Debt			$ 25,755,000
Debt Instrument Date Of First Required Payment											Sep. 30, 2017
Debt Instrument, Number of installments											8
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 855,000
Debt Instrument, Baloon Payment											$ 18,915,000
Debt Instrument, Maturity Date											Jun. 30, 2019
Debt Instrument, Description of Variable Rate Basis											LIBOR plus a margin
Loan Margin Percentage											3.00%
DNB Bank ASA And Export-Import Bank Of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date											May 10, 2016
Number Of Subsidiaries, Entered Into Loan Agreement											1
Debt Instrument, Face Amount											$ 13,510,000
Proceeds From Issuance Of Secured Debt						$ 13,510,000
Debt Instrument, Baloon Payment											$ 12,242,000
Debt Instrument, Maturity Date											Jan. 04, 2019
Debt Instrument, Description of Variable Rate Basis											LIBOR plus a margin
Loan Margin Percentage											3.00%
DNB Bank ASA And Export-Import Bank Of China [Member] | First Seven Installments [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments											7
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 20,000
DNB Bank ASA And Export-Import Bank Of China [Member] | From Eighth To Eleventh Installment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments											4
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 283,000